Cover	May 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2023
Entity File Number	001-13901
Entity Registrant Name	Ameris Bancorp
Entity Central Index Key	0000351569
Entity Tax Identification Number	58-1456434
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	3490 Piedmont Road N.E.
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	639-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ABCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false